Other Income / (Charges) - Summary of Other Income / (Charges) (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other charges [abstract]
Other income	€ 137	€ 153	€ 35
Other charges	(6)	(8)	(92)
At December 31	€ 130	€ 145	€ (57)